Disposals of businesses and deconsolidation of subsidiaries	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Disposals of businesses and deconsolidation of subsidiaries
Disposals of businesses and deconsolidation of subsidiaries

Disposals in 2016

There were no disposals of businesses and deconsolidation of subsidiaries in the year ended December 31, 2016.

Disposals in 2015

Disposal of the West Polaris

On June 19, 2015, the Company sold the entities that owned and operated the West Polaris (the “Polaris business”), to Seadrill Operating LP (“Seadrill Operating”), a consolidated subsidiary of Seadrill Partners LLC and 42% owned by the Company. The entities continue to be related parties subsequent to the sale.

The purchase price consisted of an initial enterprise value of $540 million, less debt assumed of $336 million. The fair value of consideration recognized on disposal was $235 million, which comprised of $204 million of cash consideration, and a working capital adjustment of $31 million, due to the net working capital of the Polaris business being greater than the required working capital prescribed in the sale and purchase agreement.

Additional contingent consideration in the form of a seller’s credit of $50 million is also potentially due from Seadrill Partners in 2021, which will carry interest at a rate of 6.5% per annum. The repayment of the seller’s credit is contingent on the future re-contracted day rate. During the 3 years period following the completion of the current customer contract, the final amount payable will be adjusted downwards to the extent the average re-contracted operating day rate (net of commissions), adjusted for utilization, over the period, is less than $450 thousand per day. If the rig is off contract during this period, the reduction is equal to $450 thousand per day.

In addition, the Company may be entitled to receive further contingent consideration from Seadrill Partners, consisting of (a) any day rates earned by Seadrill Partners in excess of $450 thousand per day, adjusted for daily utilization, tax and agency commission for the remainder of the ExxonMobil contract completing in March 2018 and (b) 50% of any day rate earned above $450 thousand per day, adjusted for daily utilization, tax and agency commission fee after the conclusion of the existing contract until 2025. In February 2016, the drilling contract with ExxonMobil was amended such that the day rate for the West Polaris was reduced from $653 thousand per day to $490 thousand per day, effective January 1, 2016.

The Company’s accounting policy is not to recognize contingent consideration before it is considered realizable and has therefore not recognized on disposal any amounts receivable relating to the elements of consideration which are contingent on future events. From the disposal date of the West Polaris on June 19, 2015 to December 31, 2015, the Company has recognized $32 million in contingent consideration, as it became realized, within “Contingent consideration realized” included within "Operating income". In the year ended December 31, 2016, the Company has recognized an additional $8 million in contingent consideration.

The loss recognized at the time of disposal of the Polaris business was $77 million, after taking into account a goodwill allocation of $41 million. The loss has been presented in the Company's Consolidated Statement of Operations, under “(Loss)/gain on disposals” included within "Operating income" and attributable to the floaters segment.

(In US$ millions)	As at June 19, 2015
Initial enterprise value	540
Less: Debt assumed	(336)
Initial purchase price	204

Plus: Working capital adjustment	31
Adjusted initial purchase price	235

Cash	204
Plus: Working capital receivable	31
Fair value of purchase consideration recognized on disposal	235

Less: net carrying value of assets and liabilities	(271)
Less: allocated goodwill to subsidiaries	(41)
Loss on disposal	(77)

Under the terms of various agreements between Seadrill and Seadrill Partners LLC, entered into in connection with the initial public offering of Seadrill Partners LLC, Seadrill will continue to provide management, technical and administrative services to the Polaris business. See further discussion in Note 31 "Related party transactions" to the Consolidated Financial Statements for details of these services and agreements.

The sale of the Polaris business does not qualify for reporting as a discontinued operation as the sale of the Polaris business is not considered to represent a strategic shift expected to have a major effect on the Company’s operations and financial results.

SeaMex Limited

During the year ended December 31, 2014, the Company entered into a Joint Venture agreement ("JV agreement") with an investment fund controlled by Fintech Advisory Inc. (“Fintech”), for the purpose of owning and managing certain jack-up drilling units located in Mexico under contract with Pemex. The West Oberon, West Intrepid, West Defender, West Courageous and West Titania jack-up drilling rigs (“the jack-up drilling rigs”) were included within the joint venture. The transaction was completed on March 10, 2015, when Fintech subscribed for a 50% ownership interest in the joint venture company, SeaMex Limited (“SeaMex” or the "JV"), which was previously 100% owned by the Company, and SeaMex simultaneously purchased the jack-up drilling rigs from Seadrill Limited.

As a result of the transaction, the Company no longer controls the entities that own and operate these jack-up drilling units (the “Disposal Group”), and accordingly the Company has deconsolidated these entities as at March 10, 2015, and has recognized its remaining 50% investment in the joint venture at fair value. The fair value of the retained 50% equity interest in the SeaMex joint venture was determined by reference to the price paid by Fintech to obtain a 50% equity interest in the disposal group from Seadrill. Seadrill accounts for its 50% investment in the joint venture under the Equity Method.

Total consideration in respect of the Disposal Group was $1,077 million from SeaMex to Seadrill. This was comprised of net cash of $586 million, a seller’s credit receivable of $250 million, short term related party receivable balances of $91 million and a direct settlement of Seadrill’s debt facilities relating to the West Oberon amounting to $150 million. Subsequently, $162 million of the related party balance was received when the West Titania was refinanced. The seller’s credit bears interest at a rate of LIBOR plus a margin of 6.50% and matures in December 2019. See Note 31 "Related party transactions" to the Consolidated Financial Statements for further details on the related party balances.

Seadrill utilized the cash consideration to repay outstanding debt facilities in respect of the West Courageous, West Defender, West Intrepid and West Titania. See further details in Note 23 "Long term debt" to the Consolidated Financial Statements.

The total recognized gain on disposal was $181 million, after taking into account a goodwill allocation of $49 million, which has been presented in the Company's Consolidated Statement of Operations, under “(Loss)/gain on disposals” included within "Operating income" attributable to the jack-up segment.

The Company has not presented this Disposal group as a discontinued operation in the Consolidated Statement of Operations as it does not represent a strategic shift that has (or will have) a major effect on the Company’s operations and financial results.

(In US$ millions)	As at March 10, 2015
FAIR VALUE OF CONSIDERATION RECEIVED
Net cash consideration received	749
Seller’s credit recognized	250
Direct repayment of debt by the JV on behalf of Seadrill	150
Consideration receivable in respect of West Titania	162
Other related party balances payable	(71)
Cash paid to acquire 50% interest in the JV	(163)
Fair value of consideration received	1,077

FAIR VALUE OF RETAINED 50% INVESTMENT IN SEAMEX LIMITED	163

CARRYING VALUE OF NET ASSETS
Current assets
Cash and cash equivalents	40
Deferred tax assets - short term	8
Other current assets	20
Total current assets	68

Non-current assets
Drilling units	969
Deferred tax asset - long term	4
Other non-current assets	86
Goodwill	49
Total non-current assets	1,108
Total assets	1,176

LIABILITIES
Current liabilities
Trade accounts payable	(1)
Other current liabilities	(56)
Total current liabilities	(57)

Non-current liabilities
Other non-current liabilities	(60)
Total non-current liabilities	(60)
Total liabilities	(117)
Carrying value of net assets	1,059

Gain on disposal	181

In connection with the JV agreement, SeaMex entered into a management support agreement with Seadrill Management, a wholly owned subsidiary of the Company, pursuant to which Seadrill Management provides SeaMex with certain management and administrative services. The services provided by Seadrill Management are charged at cost plus management fee of 8% of Seadrill’s costs and expenses incurred in connection with providing these services. The agreement can be terminated by SeaMex by providing 120 days written notice.

Disposals in 2014

Deconsolidation of Seadrill Partners

Under the terms of the Operating Agreement of Seadrill Partners, the Board of Directors of Seadrill Partners has the power to oversee and direct the operations of, and manage and determine the strategies and policies of Seadrill Partners. During the period from Seadrill Partners’ IPO in October 2012 until the time of its first effective Annual General Meeting (“AGM”) on January 2, 2014, the Company retained the sole power to appoint, remove and replace all members of Seadrill Partner’s Board of Directors. From the first AGM, the majority of the Board members became electable by the common unitholders and accordingly, from this date the Company no longer retained the power to control the Board of Directors as a result of certain provisions in the Operating Agreement which limits the Company’s ability to vote its full holding of common units in an election of Directors to the Board of Seadrill Partners. As at January 2, 2014, Seadrill Partners is considered to be an associated company, and a related party, and not a controlled subsidiary of the Company. As such Seadrill Partners was deconsolidated by the Company.
Under the terms of various agreements between Seadrill and Seadrill Partners entered into in connection with the IPO of Seadrill Partners, Seadrill will continue to provide management, technical and administrative services to Seadrill Partners and its subsidiaries. See further discussion in Note 31 "Related party transactions" for these services and agreements.
As a result of the deconsolidation, the Company has derecognized the assets and liabilities of Seadrill Partners and its subsidiaries, and has recognized its ownership interests in Seadrill Partners and its direct ownership interests in Seadrill Partners subsidiaries, Seadrill Capricorn Holdings LLC, Seadrill Operating LP, Seadrill Deepwater Drillship Ltd and its indirect ownership of Seadrill Mobile Units through another wholly owned subsidiary, at fair value at the date of deconsolidation. Additionally, the external third party debt associated with the drilling units in Seadrill Partners is not derecognized from the Company on the deconsolidation date, as the external debt was not transferred to Seadrill Partners or its subsidiaries. However, the Company had entered into back to back loan agreements at the time of the IPO and upon each sale of a drilling unit to Seadrill Partners which mirror the same terms and conditions. Therefore, the Company has recognized a related party loan receivable for similar amounts. The excess of the fair value of the investments over the carrying value of Seadrill’s share of Seadrill Partners’ net assets has been recognized as a gain in the Company’s Consolidated Statement of Operations.
The gain recognized on deconsolidation, which all relates to the remeasurement of the Company’s retained interests in Seadrill Partners and its subsidiaries is as follows:

(In US$ millions)	As at January 2, 2014
Fair value of investment in Seadrill Partners (a)	3,724
Carrying value of the non-controlling interest in Seadrill Partners	115
Subtotal	3,839
Less:
Carrying value of Seadrill Partners’ net assets	1,260
Goodwill allocated to Seadrill Partners	240
Gain on deconsolidation of Seadrill Partners	2,339

(a)     Fair value of investments and continuing involvement with investees
The estimated fair value of the Company’s residual interest in Seadrill Partners comprised of the following:

(In US$ millions)	As at January 2, 2014
Common units (i)	671
Subordinated units (ii)	427
Seadrill Member Interest and Incentive Distribution Rights ("IDRs") (iii)	244
Direct ownership interests (iv)	2,382
Total residual interest in Seadrill Partners	3,724
(i) Common units (marketable securities)
As at the deconsolidation date, the Company held 21.5 million common units representing 48.3% of the common units in issue as a class. The Company’s holding in the voting common units of Seadrill Partners are accounted for as marketable securities on the basis that during the subordination period the common units have preferential dividend and liquidation rights, and therefore do not represent ‘in-substance common stock’ as defined by U.S. GAAP.
These securities have been recognized on January 2, 2014 at the quoted market price and are re-measured at fair value each reporting period. Any unrealized gains and losses on these securities are recognized directly in equity as a component of "Accumulated other comprehensive income" unless an unrealized loss is considered “other-than-temporary,” in which case it is transferred to the Consolidated Statement of Operations and realized. Dividend income from the common units is recognized in the Consolidated Statement of Operations.

(ii) Subordinated units
As at the deconsolidation date the Company held 16.5 million units representing 100% of the subordinated units. The Company’s holding in the subordinated units of Seadrill Partners are accounted for under the equity method on the basis that the subordinated units are considered to be ‘in-substance common stock’. The subordination period will end on the satisfaction of various tests as prescribed in the Operating Agreement of Seadrill Partners, but will not end before September 30, 2017 except upon removal of the Seadrill Member. Upon the expiration of the subordination period, the subordinated units will convert into common units.
The fair value of the subordinated units on January 2, 2014, was determined based on the quoted market price of the listed common units as at the deconsolidation date, but discounted for their non-tradability and subordinated dividend and liquidation rights during the subordination period. Under the equity method the Company recognizes its share of Seadrill Partners’ earnings allocable to the subordinated units, less amortization of the basis difference (see (c) below), through the "Share in results of associated companies" line in the Consolidated Statement of Operations. Dividends are recognized as a reduction in investment carrying value.

(iii) Seadrill Member Interest and IDRs
The Seadrill Member Interest (which is a 0% non-economic interest) holds the rights to 100% of the IDRs and is unable to trade these until the end of the subordination period without the approval of a majority of unaffiliated common unitholders. The Seadrill Member Interest and the IDRs in Seadrill Partners are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured, however they are tested annually for impairment.
The fair value of the Company’s interest in the Seadrill Member and the attached IDRs as at January 2, 2014 was determined using the Monte Carlo model. This method takes into account the cash distribution waterfall, historical volatility, dividend yield and share price of the Common Units as at the deconsolidation date. Distributions to the IDRs are recognized in the Consolidated Statement of Operations.

iv) Direct Ownership interests
The Company held the following ownership interests in entities controlled by Seadrill Partners as at the date of deconsolidation:

•	70% ownership in Seadrill Operating LP
Seadrill Operating LP is a limited partnership and is controlled by its General Partner, Seadrill Operating GP LLC, which is wholly owned by Seadrill Partners. On July 21, 2014, the Company sold a 28% limited partner interest in Seadrill Operating LP to Seadrill Partners for cash consideration of $373 million, thus reducing the Company's ownership to 42%.

•	49% ownership in Seadrill Capricorn Holdings LLC
Seadrill Capricorn Holdings LLC is a limited liability company. There is only one class of member interest which is deemed to represent voting common stock.

•	39% ownership of Seadrill Deepwater Drillship Ltd. and 39% (indirect) ownership of Seadrill Mobile Units (Nigeria) Ltd.
The Company held a 39% direct ownership interest in Seadrill Deepwater Drillship Ltd. and a 39% indirect ownership of Seadrill Mobile Units Ltd., through its 100% subsidiary, Seadrill UK Ltd. Both entities are limited companies and only have one class of stock, which is deemed to represent voting common stock.
All of the Company’s direct ownership interests are accounted for under the equity method as the Company is deemed to have significant influence over these entities through its voting rights and by virtue of Seadrill’s representation on the Board of Seadrill Partners.
The fair values of the four ownership interests described above have been determined using a discounted cash-flow (“DCF”) methodology, using discounted cash-flow forecasts.

(b)     Gain on retained investment
The entire gain on deconsolidation relates to the re-measurement of the various retained investments described above.

(c)    Accounting for basis differences
The Company’s investments that are accounted for under the equity method (subordinated units and direct ownership interests) were recognized at fair value upon deconsolidation. Basis differences therefore exist between the fair value of the investments and the underlying carrying values of the investees’ net assets at the date of deconsolidation. A valuation exercise has been performed for each separate investment accounted for under the equity method, in order to allocate these basis differences to identifiable assets and liabilities, with any residual amount recognized as goodwill. Differences have been allocated to depreciable or amortizable assets or liabilities and will be amortized over the estimated useful economic life of the underlying assets and liabilities. This amortization is recognized in the Consolidated Statement of Operations in the "Share in results from associated companies" line.
The total investments in Seadrill Partners recorded under the equity method of $2,809 million which includes the Company’s share of the basis difference between the total fair value and the total underlying book value of Seadrill Partners’ assets at the deconsolidation date are as follows:

(In US$ millions)	Book value	Fair value	Basis difference	Seadrill's share of basis difference (1)
Drilling units	3,444	5,245	1,801	1,295
Drilling contracts	—	170	170	142
Goodwill	—	1,214	1,214	352
Total	3,444	6,629	3,185	1,789

(1)
Seadrill’s share of the basis difference relates to both its investment in the subordinated units of Seadrill Partners, and its direct ownership interests in various subsidiaries of Seadrill Partners, all of which investments are accounted for under the equity method. The total basis difference has been assigned based on Seadrill’s proportional ownership interest in each investee. In the case of Seadrill’s investment in the subordinated units of Seadrill Partners, the proportional allocation to the subordinated units was based on the relative fair values of the various equity interests in Seadrill Partners.

The basis difference has been accounted for as follows:

(i) The basis difference assigned to drilling units is being depreciated over the remaining estimated useful lives of the units;

(ii) The basis difference relating to the drilling contracts is being amortized over the remaining term of the contract; and

(iii) The Company will not amortize the difference assigned to goodwill, but will consider any indicators of impairment.

Following the other than temporary impairment recognized in September 2015, the basis difference for drilling units and goodwill caused Seadrill's share of basis difference to fall by $308 million and $119 million respectively. The remaining basis difference for drilling units, contracts and goodwill for the period ended December 31, 2015 was $629 million, $38 million and $211 million respectively.

Following an additional other than temporary impairment recognized in September 2016, the basis difference for drilling units, contracts and goodwill has caused Seadrill's share of basis difference to further fall by $389 million, $13 million and $165 million. The remaining basis difference for the period ended December 31, 2016 was $217 million, $5 million and $46 million.

Disposal of the West Auriga
On March 21, 2014, the Company sold the entities that own and operate the West Auriga (the “Auriga business”) to Seadrill Capricorn Holdings LLC, a consolidated subsidiary of Seadrill Partners that is 49% owned by the Company. The entities continue to be related parties subsequent to the sale.
The purchase price consisted of an enterprise value of $1.24 billion, less debt assumed of $443 million. The total consideration of $797 million was comprised of cash of $697 million and a discount note receivable of $100 million. The purchase price was subsequently adjusted by a working capital adjustment of $331 million arising from related party balances which remained with the disposed entities for the construction, equipping and mobilization of the West Auriga. The total recognized gain on sale of the Auriga business was $440 million, after taking into account a goodwill allocation of $33 million, which has been presented in the Company's Consolidated Statement of Operations, under “(Loss)/gain on disposals” included within "Operating income".

(In US$ millions)	March 21, 2014
Enterprise value	1,240
Less: Debt assumed	(443)
Purchase price	797

Less: Working capital adjustment	(331)
Adjusted purchase price	466

Cash	697
Discount note issued	100
Less: Working capital payable	(331)
Fair value of purchase consideration	466

Less: net carrying value of assets and liabilities	7
Less: allocated goodwill to subsidiaries	(33)
Gain on sale	440

Under the terms of various agreements between Seadrill and Seadrill Partners entered into in connection with the IPO of Seadrill Partners, Seadrill will continue provide management, technical and administrative services to Seadrill Partners and its subsidiaries. See further discussion in Note 31 "Related party transactions" for these services and agreements.

Disposal of the West Vela
On November 4, 2014, the Company sold the entities that own and operate the West Vela (the “Vela business”) to Seadrill Capricorn Holdings LLC, a consolidated subsidiary of Seadrill Partners and 49% owned by the Company. The entities continue to be related parties subsequent to the sale.
The purchase price consisted of an enterprise value of $900 million, less debt assumed of $433 million that was outstanding under the existing facility related to West Vela. The Company is also to receive deferred consideration of $44 thousand per day for the remainder of the West Vela’s current contract with BP which runs to November 2020. In addition, the Company will receive a contingent amount of up to $40 thousand per day for the remainder of the BP contract, depending on the actual amount of contract revenue received from BP. The Company’s accounting policy is not to recognize contingent consideration before it is considered realizable. The total consideration recognized on disposal of $535 million was comprised of cash of $467 million, and deferred consideration receivable of $74 million. The purchase price was also adjusted by a working capital adjustment of $6 million.
The gain recognized at the time of disposal of the Vela business was $191 million, after taking into account a goodwill allocation of $41 million. The gain has been presented in the Company's Consolidated Statement of Operations, under “(Loss)/gain on disposals” included within "Operating income". During the year ended December 31, 2016, the Company also recognized $13 million related to the contingent consideration realized (year ended December 31, 2015: $15 million).

(In US$ millions)	November 4, 2014
Enterprise value	900
Deferred consideration receivable	74
Less: Debt assumed	(433)
Purchase price	541

Less: Working capital adjustment	(6)
Adjusted purchase price	535

Cash	467
Deferred consideration receivable	74
Less: Working capital payable	(6)
Fair value of purchase consideration	535

Less: net carrying value of assets and liabilities	(303)
Less: allocated goodwill to subsidiaries	(41)
Gain on sale	191

Under the terms of various agreements between Seadrill and Seadrill Partners entered into in connection with the IPO of Seadrill Partners, Seadrill will continue provide management, technical and administrative services to Seadrill Partners and its subsidiaries. See further discussion in Note 31 "Related party transactions" for these services and agreements.